Cover Page	9 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Registrant Name	Ambiq Micro, Inc.
Entity Central Index Key	0001500412
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-1911389
Entity Address, Address Line One	6500 River Place Blvd.
Entity Address, Address Line Two	Building 7
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78730
City Area Code	512
Local Phone Number	879-2850
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true
Entity Primary SIC Number	3674
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	6500 River Place Blvd.
Entity Address, Address Line Two	Building 7
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78730
City Area Code	512
Local Phone Number	879-2850
Contact Personnel Name	Fumihide Esaka